As filed with the Securities and Exchange Commission on April 8, 2016

Securities Act Registration No. 33-41692

Investment Company Act Registration No. 811-06351

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒
(Check appropriate box or boxes)

GREEN CENTURY FUNDS

(Exact Name of Registrant as Specified in Charter)

114 State Street, Suite 200

Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 617-482-0800

Kristina A. Curtis, Green Century Capital Management, Inc.

114 State Street, Suite 200, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Copy to:

Constance Dye Shannon, UMB Fund Services, Inc.

235 West Galena Street, Milwaukee, Wisconsin 53212

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory Note

This Post-Effective Amendment No. 41 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 43 to the Registrant’s Registration Statement under the Investment Company Act of 1940 incorporates by reference the Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 39 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 41 to the Registrant’s Registration Statement under the Investment Company Act of 1940 that was filed on November 27, 2015 (Accession Number: 0001193125-15-389153).

This Post-Effective Amendment No. 41 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 43 to the Registrant’s Registration Statement under the Investment Company Act of 1940 is being filed for the purpose of correcting the filing of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 41 to the Registrant’s Registration Statement under the Investment Company Act of 1940 that was filed on November 27, 2015 (Accession Number: 0001193125-15-389153) (the “Amendment’’). The Amendment was inadvertently filed via EDGAR only under the Securities Act of 1933; the Registrant intended also to file the Amendment via EDGAR under the Investment Company Act of 1940, as indicated on the facing page of the Amendment. No other changes are intended to be made to the Amendment by means of this filing.

PART C

OTHER INFORMATION

Item 28	Exhibits:

a-1	Amended and Restated Declaration of Trust as of March 15, 2006. (Incorporated by reference to Exhibit a-5 of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A)

a-2	Amendment dated January 18, 2008 to the Amended and Restated Declaration of Trust as of March 15, 2006 (Incorporated by reference to Exhibit a-2 of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A)

b-1	Amended and Restated By-Laws of the Trust as of September 28, 2007 (Incorporated by reference to Exhibit b-1 of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A)

c.	None.

d-1	Investment Advisory Agreement between Registrant and Green Century Capital Management, Inc. (Incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A)

d-2	Investment Subadvisory Agreement with respect to the Green Century Balanced Fund between Green Century Capital Management and Trillium Asset Management Corporation. (Incorporated by reference to Exhibit d-3 of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A)

d-3	First Amendment to Investment Advisory Agreement between the Registrant and Green Century Capital Management, Inc. (Incorporated by reference to Exhibit d-4 of Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A)

d-4	Investment Advisory Agreement with respect to the Green Century Equity Fund between Green Century Capital Management, Inc. and Green Century Funds. (Incorporated by reference to Exhibit d-5 of Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A)

d-5	Subadvisory Agreement with Northern Trust Investments, N.A. (Incorporated by reference to Exhibit d-5 of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A)

e-1	Amended and Restated Distribution Agreement between the Registrant and UMB Distribution Services, LLC (the “Distribution Agreement”) (Incorporated by reference to Exhibit e-6 of Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A)

e-2	Form of Dealer Agreement. (Incorporated by reference to Exhibit e-5 of Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A)

f.	None.

g-1	Custody Agreement between Registrant, Green Century Capital Management, Inc. and UMB Bank, n.a. (Incorporated by reference to Exhibit g-1 of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A)

g-2	Custodian Agreement between Registrant, Green Century Capital Management, Inc. and Investors Bank & Trust Company (now known as State Street Bank and Trust Company). (Incorporated by reference to Exhibit g-4 of Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A)

g-3	Supplemental Agreement for Custody Relationships (Incorporated by reference to Exhibit g-2 of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A)

g-4	Amended Fee Schedule to the Custodian Agreement (Incorporated by reference to Exhibit g-3 of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A)

g-5	Amendment Agreement to the Custodian Agreement (Incorporated by reference to Exhibit g-4 of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A)

h-1	Transfer Agency Services Agreement among Registrant, Green Century Capital Management, Inc. and Atlantic Shareholder Services, LLC (Incorporated by reference to Exhibit h-1 of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A)

h-2	Sub-administration and Fund Accounting Agreement between Green Century Capital Management, Inc. and UMB Fund Services, Inc. (Incorporated by reference to Exhibit h-2 of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A)

h-3	Second Amended and Restated Servicing Agreement between Green Century Capital Management, Inc. and UMB Distribution Services, LLC (Incorporated by reference to Exhibit h-3 of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A)

h-4	Transfer Agent Agreement between Registrant and Unified Fund Services, Inc. (now known as Huntington Asset Services, Inc.) (Incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A)

h-5	Amended and Restated Administrative Services Agreement between Registrant and Green Century Capital Management, Inc. (Incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A)

h-6	First Amendment to Administrative Services Agreement dated October 8, 2001. (Incorporated by reference to Exhibit h-5 of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A)

h-7	Sub-Administrative Services Agreement between Green Century Capital Management, Inc. and UMB Fund Services, Inc. (Incorporated by reference to Exhibit h-6 of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A)

h-8	Amendment to Transfer Agent Agreement between Registrant and Unified Fund Services, Inc. dated October 1, 2003. (Incorporated by reference to Exhibit h-7 of Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A)

h-9	Second Amendment to Administrative Services Agreement dated August 3, 2006. (Incorporated by Reference to Exhibit h-8 of Post-Effective Amendment No.23 to Registrant’s Registration Statement on Form N-1A)

h-10	Third Amendment to Administrative Services Agreement dated August 24, 2006. (Incorporated by Reference to Exhibit h-9 of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A)

h-11	Fourth Amendment to Administrative Services Agreement dated November 28, 2011. (Incorporated by reference to Exhibit h-8 of Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A)

i.	Opinion of Bingham Dana LLP counsel for Registrant (Incorporated by reference to Exhibit i of Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A)

j.	Consent of Independent Registered Public Accounting Firm. (Incorporated by reference to Exhibit j of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A)

k.	None.

l.	Investment representation letters of initial shareholder. (Incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A)

m.	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). (Incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A)

n.	None.

p-1	Amended and Restated Code of Ethics for Green Century Funds. (Incorporated by reference to Exhibit p-10 of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A)

p-2	Amended Code of Ethics for Green Century Capital Management, Inc. (Incorporated by reference to Exhibit p-12 of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A)

p-3	Code of Ethics for Trillium Asset Management, LLC (Incorporated by reference to Exhibit p-3 of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A)

p-5	Amended and Restated Code of Ethics of UMB Distribution Services, LLC (Incorporated by reference to Exhibit p-6 of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A)

p-6	Code of Ethics for Northern Trust Investments, Inc. (Incorporated by reference to Exhibit p-6 of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A)

q-1	Powers of Attorney with respect to The Green Century Funds (Jonathan Darnell, Daniel S. Kern, Peter D. Kinder, Laurie Moskowitz, Bancroft R. Poor, James H. Starr, Wendy Wendlandt, Douglas Phelps, Mary Raftery) (Incorporated by reference to Exhibit q-1 of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A)

Item 29.	Persons Controlled by or Under Common Control with the Trust.

Registrant neither controls any person nor is under common control with any other person.

Item 30.	Indemnification.

Reference is made to Article V of the Trust’s Amended and Restated Declaration of Trust, filed as Exhibit a-1 to this Registration Statement.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the Trust’s Declaration of Trust, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Pursuant to the Distribution Agreement, the Trust shall indemnify, defend and hold the Distributor, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (“Distributor Affiliates”), free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any counsel fees incurred in connection therewith) which Distributor or Distributor Affiliates may incur, arising out of or based upon any breach by the Trust of any representation, warranty or covenant in the Distribution Agreement, or any untrue statement, or alleged untrue statement, of a material fact contained in the registration statement or any prospectus, as from time to time amended or supplemented, or an annual or interim report to shareholders, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Trust’s obligation to indemnify Distributor and/or Distributor Affiliates shall not be deemed to cover any losses, claims, demands, liabilities, damages or expenses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the registration statement, prospectus, or annual or interim report in reliance upon and in conformity with information relating to the Distributor and furnished to the Trust or its counsel by Distributor for the purpose of, and used in, the preparation thereof; and provided further that the Trust’s agreement to indemnify Distributor and/or Distributor Affiliates shall not be deemed to cover any liability to the Trust or its shareholders to which Distributor would otherwise be subject by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties, under the Distribution Agreement. The Trust’s agreement to indemnify the Distributor and/or Distributor Affiliates, as the case may be, with respect to any action, is expressly conditioned upon the Trust being notified of such action brought against Distributor, or the Distributor Affiliates, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor, or such person, such notification to be given by letter or by telegram addressed to the Trust’s President, but the failure so to notify the Trust of any such action shall not relieve the Trust from any liability which the Trust may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the this indemnity agreement.

Item 31.	Business and Other Connections of Investment Adviser and Investment Subadviser.

Reference is made to the Form ADV (File No. 801-39630) of Green Century Capital Management, Inc. last filed with the SEC on September 16, 2015, the Form ADV (File No. 801-17958) of Trillium Asset Management LLC last filed with the SEC on July 7, 2015 and the Form ADV (File No. 801-33358) of Northern Trust Investments, Incorporated last filed with the SEC on October 28, 2015. The information required by Item 31 hereof is included in Schedule D of the respective Form ADV and such information is incorporated herein by reference.

Item 32.	Principal Underwriters.

(a) UMB Distribution Services, LLC currently serves as distributor of the shares of: Aspiriant Global Equity Trust, Stewart Capital Mutual Funds, The Marsico Investment Fund, Scout Funds, Cheswold Lane Funds, The Westport Funds, Vericimetry Funds, FPA Funds Trust, FPA Capital Fund, Inc., FPA New Income Fund, Inc., FPA Paramount Fund, Inc. and FPA Perennial Fund, Inc.

(b) To the best of Registrant’s knowledge, the officers of UMB Distribution Services, LLC, distributor for Registrant, are as follows:

Name and Principal Business Address	Positions and Offices with UMB Distribution Services, LLC.	Positions and Offices with Registrant
Maureen A. Quill 235 West Galena Street Milwaukee, WI 53212	President	None

Karen Fay Luedtke 235 West Galena Street Milwaukee, WI 53212	Chief Compliance Officer	None

Constance Dye Shannon 235 West Galena Street Milwaukee, WI 53212	Secretary	None

Christine L. Mortensen 235 West Galena Street Milwaukee, WI 53212	Treasurer	None

Item 33.	Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant’s business office, except (1) records held and maintained by Fileline Access, 1 Cornell Place, Wilmington, MA 01887, relating to its function as third party records storage provider; (2) records held and maintained by UMB Bank, n.a., 928 Grand Blvd, Kansas City, MO 64106, relating to its function as custodian; (3) records held and maintained by UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin, 53212, relating to its function as sub-administrator; (4) records held and maintained by UMB Distribution Services, LLC, 235 West Galena Street, Milwaukee, Wisconsin 53212, relating to its role as distributor; and (5) records held and maintained by Atlantic Shareholder Services, LLC, Three Canal Plaza, Portland, ME 04101, relating to its function as transfer agent.

Item 34.	Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings.

(a)	The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by 10% of the outstanding shares of the Registrant, regardless of the net asset value or value of shares held by such requesting shareholders.

(b)	If the information called for by Item 5(a) of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the of City of Boston and the Commonwealth of Massachusetts on the 8th day of April, 2016.

GREEN CENTURY FUNDS

By:	/s/ Kristina A. Curtis
Kristina A. Curtis
President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on April 8, 2016.

Signature	Title

/s/ James H. Starr*	Independent Chairperson and Trustee
James H. Starr

/s/ Kristina A. Curtis	President and Chief Executive Officer
Kristina A. Curtis

/s/ Jonathan Darnell*	Trustee
Jonathan Darnell

/s/ Daniel Kern*	Trustee
Daniel Kern

/s/ Peter Kinder*	Trustee
Peter Kinder

Signature	Title

/s/ Laurie Moskowitz*	Trustee
Laurie Moskowitz

/s/ Bancroft R. Poor*	Trustee
Bancroft R. Poor

/s/ Mary Raftery*	Trustee
Mary Raftery

/s/ Wendy Wendlandt*	Trustee
Wendy Wendlandt

/s/ Douglas H. Phelps*	Trustee
Douglas H. Phelps

*By: /s/ Kristina A. Curtis
Kristina A. Curtis Attorney-in-fact

* Pursuant to Power of Attorney filed herewith.